Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of Components of Loss from Continuing Operations Before Income Taxes

	Year Ended December 31,
(in thousands)	2024	2023
Domestic	$(215,394)	$(222,142)
Foreign	—	—
Total	$(215,394)	$(222,142)

Schedule of Income Tax Provision (Benefit)

	Year Ended December 31,
(in thousands)	2024	2023
Current:
Federal	$—	$—
State	—	—
Foreign	—	—
Subtotal	$—	$—

Deferred:
Federal	$—	$(380)
State	—	—
Foreign	—	—
Subtotal	$—	$(380)

Income tax provision (benefit)	$—	$(380)

Schedule of Reconciliation of the Statutory United States Federal Rate to the Company's Effective Tax Rate

	Year Ended December 31,
	2024	2023
Percent of pre-tax income:
United States federal statutory income tax rate	21.0%	21.0%
State taxes, net of federal benefit	(0.4)	(1.3)
Permanent items	0.2	—
Research and development credit	3.2	0.9
Stock-based compensation costs	(4.2)	(3.7)
Other	(0.7)	0.8
Change in valuation allowance	(19.1)	(17.5)
Effective income tax rate	—%	0.2%

Schedule of Components of the Company's Net Deferred Tax Assets (Liabilities)

	December 31,
(in thousands)	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$158,090	$170,402
Research and development credits	72,031	65,225
Depreciation and amortization	28,861	37,211
Stock-based compensation	26,814	30,370
Sales related accruals	39,966	38,474
Other accruals	42,537	42,480
Capitalized research and development	50,850	46,062
Total gross deferred tax assets	419,149	430,224
Valuation allowance	(412,833)	(423,385)
Total net deferred tax assets	6,316	6,839
Deferred tax liabilities:
Right-of-use asset	(1,004)	(1,538)
In-process research and development	(6,414)	(6,403)
Total deferred tax liabilities	(7,418)	(7,941)
Net deferred tax liabilities	$(1,102)	$(1,102)

Schedule of Reconciliation of the Company's Unrecognized Tax Benefits

	Year Ended December 31,
(in thousands)	2024	2023
Balance at beginning of year	$17,417	$16,838
Additions based on tax positions related to current year	1,565	865
Additions (reductions) for tax positions of prior years	265	(286)
Balance at end of year	$19,247	$17,417